UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/09

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2009
Shares		Market Value
	COMMON STOCK - 57.45%
	APPLICATIONS SOFTWARE - 2.54%
5,700	Ebix, Inc. *	$ 351,120
13,000	Red Hat, Inc. *	335,530
		686,650
	AUTO PARTS & EQUIPMENT - 2.75%
4,000	Fuel Systems Solutions, Inc. *	130,960
31,000	Tongxin International Ltd. *	275,590
26,000	Wonder Auto Technology, Inc. *	336,440
		742,990
	BANKS - 1.23%
3,000	HDFC Bank, Ltd. - ADR	331,830

	BEVERAGES - 0.27%
1,100	Green Mountain Coffee Roasters*	73,205

	CHEMICALS - 1.11%
3,217	NewMarket Corp.	300,790

	COMMERCIAL SERVICES - 3.08%
10,400	Iron Mountain, Inc. *	254,072
15,800	Medifast, Inc. *	347,916
17,002	WNS Holdings Ltd. - ADR *	232,587
		834,575
	COMPUTER SERVICES - 6.96%
1,440	Apple, Inc. *	271,440
9,700	Cognizant Tech Solutions Corp. *	374,905
6,100	Infosys Technologies Ltd. - ADR	280,600
3,652	Syntel, Inc.	130,851
9,568	Telvent GIT SA	275,080
18,500	VanceInfo Technologies, Inc. - ADR *	279,350
15,903	Wipro Ltd. - ADR	272,737
		1,884,963
	DISTRIBUTION / WHOLESALE - 0.95%
6,700	Tech Data Corp. *	257,481

	E-COMMERCE - 2.32%
5,000	Ctrip.com International Ltd. - ADR *	267,700
6,745	NetFlix, Inc. *	360,520
		628,220
	ENERGY - ALTERNATE SOURCES - 1.01%
8,400	Trina Solar Ltd. - ADR *	272,832

	HEALTHCARE - PRODUCTS - 1.51%
5,000	Abaxis, Inc. *	114,100
1,200	Intuitive Surgical, Inc. *	295,620
		409,720
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2009
Shares		Market Value
	HEALTHCARE - SERVICES - 0.90%
8,000	Air Methods Corp. *	$ 244,320

	HOME BUILDERS - 1.16%
10,500	Gafisa SA	312,795

	INSURANCE - 2.59%
3,300	Aflac, Inc.	136,917
14,000	Cninsure, Inc. - ADR	283,780
11,800	Lincoln National Corp.	281,194
		701,891
	INTERNET - 3.62%
749	Baidu.com - ADR *	283,062
11,400	Blue Coat Systems, Inc. *	253,992
8,100	MercadoLibre, Inc. *	289,899
9,100	Rackspace Hosting, Inc. *	152,425
		979,378
	LEISURE TIME - 1.76%
17,100	Ambassadors Group, Inc.	217,341
6,500	WMS Industries, Inc. *	259,870
		477,211
	MACHINERY- CONSTRUCTION & MINING - 1.38%
7,400	Joy Global, Inc.	373,034

	MINING - 2.05%
3,300	Goldcorp, Inc.	121,341
24,300	IAMGOLD Corp.	319,545
6,200	Kinross Gold Corp.	115,196
		556,082
	MISCELLANEOUS MANUFACTURING - 0.91%
17,300	China Fire & Security Group, Inc. *	246,006

	OIL & GAS - 1.59%
4,800	Chesapeake Energy Corp.	117,600
17,498	Vanguard Natural Resources LLC	312,864
		430,464
	PHARMACEUTICALS - 4.44%
5,200	Medco Health Solutions, Inc. *	291,824
7,700	SXC Health Solutions Corp. *	351,736
9,900	Valeant Pharmaceuticals International *	291,060
12,000	Warner Chilcott PLC *	265,800
		1,200,420
	PRINTING - COMMERCIAL - 1.26%
6,700	VistaPrint Ltd. *	342,035

	PROTECTION - SAFETY- 0.97%
8,500	Brink's Home Security Holdings, Inc. *	263,330

	REAL ESTATE - 0.84%
13,300	E-House China Holdings Ltd. - ADR *	227,563

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2009
Shares		Market Value
	RETAIL - APPAREL / SHOE - 2.41%
7,000	Aeropostale, Inc. *	$ 262,710
7,400	Guess?, Inc.	270,470
2,800	Gymboree Corp. *	119,196
		652,376
	RETAIL - BUILDING PRODUCTS - 1.02%
13,000	Lumber Liquidators, Inc. *	276,250

	RETAIL - MAJOR DEPARTMENT STORE - 0.99%
7,200	TJX Cos, Inc.	268,920

	SEMICONDUCTORS - 0.82%
10,000	Tessera Technologies, Inc. *	221,100

	SOFTWARE - 3.62%
6,800	CommVault Systems, Inc. *	133,960
14,100	Interactive Intelligence, Inc. *	236,457
9,900	Pegasystems, Inc.	283,833
15,000	Taleo Corp. - Cl. A *	326,100
		980,350
	TELECOMMUNICATIONS - 0.94%
5,545	Atlantic Tele-Network, Inc.	254,183

	TRANSPORT EQUIPMENT & LEASING - 0.45%
14,000	Babcock & Brown Air Ltd. - ADR	121,100

	TOTAL COMMON STOCK	15,552,064
	( Cost - $14,935,899)

	PURCHASED OPTIONS - 0.01%
Contracts	Netflix, Inc.
33	Expiration November 2009, Exercise Price $50.00	2,805
	TOTAL PURCHASED OPTIONS	2,805
	( Cost - $2,013)

	SHORT-TERM INVESTMENTS - 34.90%
	MONEY MARKET FUND - 34.90%
7,500,000	Goldman Sachs Financial Square Funds - Government Fund, 0.01%	7,500,000
1,945,727	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.01%	1,945,727
	TOTAL SHORT-TERM INVESTMENTS	9,445,727
	( Cost - $9,445,727)

	TOTAL INVESTMENTS - 92.36%
	( Cost - $24,383,639)	25,000,596
	CALL OPTIONS WRITTEN - (0.05) %	(14,990)
	OTHER ASSETS LESS LIABILITIES - 7.69%	2,082,829
	NET ASSETS - 100.00%	$27,068,435

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2009
Shares		Market Value
	At October 31, 2009, net unrealized appreciation on investment securities, for financial
	reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:	$ 1,219,187
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:	(602,230)
	Net unrealized appreciation	$ 616,957

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - 0.05%
	Cognizant Technology Solutions Corp.
49	Expiration November 2009, Exercise Price $45.00	$ 735
	Ebix, Inc.
29	Expiration November 2009, Exercise Price $65.00	6,380
	Gafisa S.A. - ADR
53	Expiration November 2009, Exercise Price $40.00	795
	HDFC Bank Ltd. - ADR
15	Expiration November 2009, Exercise Price $140.00	150
	Joy Global, Inc.
37	Expiration November 2009, Exercise Price $55.00	4,255
	Medifast, Inc.
5	Expiration November 2009, Exercise Price $30.00	25
	MercadoLibre, Inc.
34	Expiration November 2009, Exercise Price $45.00	340
	Red Hat, Inc.
45	Expiration November 2009, Exercise Price $30.00	450
	VanceInfo Technologies, Inc.
93	Expiration November 2009, Exercise Price $20.00	1,860
	TOTAL CALL OPTIONS WRITTEN	$ 14,990

		Unrealized
Contracts	FUTURE CONTRACTS SOLD SHORT	Appreciation
	Russell Mini future
169	(Underlying Face Amount at Value $9,494,420)	$ 248,180
	TOTAL FUTURE CONTRACTS SOLD SHORT	$ 248,180

* Non-Income producing security.
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2009
Shares		Market Value

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investin in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,552,064	$ -	$ -	$ 15,552,064
Purchased Options	2,805	-	-	2,805
Short-Term Investments	9,445,727	-	-	9,445,727
Total	$ 25,000,596	$ -	$ -	$ 25,000,596

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 14,990	$ -	$ -	$ 14,990
Future Contracts Sold Short	248,180			248,180
Total	$ 263,170	$ -	$ -	$ 263,170

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/28/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/28/09